SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2021
Parent Company [member]
Statement [Line Items]
Entity	Digatrade Financial Corp.
Country of incorporation	Canada
Subsidiaries 1 [member]
Statement [Line Items]
Entity	Digatrade Limited
Country of incorporation	Canada
Voting control	100.00%
Subsidiary 2 [member]
Statement [Line Items]
Entity	Digatrade (UK) Limited
Country of incorporation	United Kingdom
Voting control	100.00%
Subsidiary 3 [member]
Statement [Line Items]
Entity	Digatrade Limited
Country of incorporation	USA
Voting control	100.00%